Investments in affiliates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets	$ 9,251	$ 9,229
Total assets	21,342	20,708
Total liabilities	(4,752)	(4,014)
Total shareholders' equity	15,619	15,743
Blue Sky
Current assets	58,380	50,487
Non-current assets	9,840	10,569
Total assets	68,220	61,056
Total liabilities	(31,774)	(25,204)
Total shareholders' equity	$ 36,446	$ 35,852